Organization and Nature of Business (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of clean, contracted renewable assets acquired
In connection with the IPO, NEP acquired the following portfolio of clean, contracted renewable energy assets (initial portfolio):

Project	Commercial Operation Date	Resource	MW	Counterparty	Contract Expiration	Project Financing (Maturity)
Northern Colorado	September 2009	Wind	174	Public Service Company of Colorado	2029 (22 MW) / 2034 (152 MW)	Mountain Prairie (2030)
Elk City	December 2009	Wind	99	Public Service Company of Oklahoma	2030	Mountain Prairie (2030)
Perrin Ranch	January 2012	Wind	99	Arizona Public Service Company	2037	Canyon Wind (2030)
Moore	February 2012	Solar	20	Independent Electricity System Operator (IESO)	2032	St. Clair (2031)
Sombra	February 2012	Solar	20	IESO	2032	St. Clair (2031)
Conestogo	December 2012	Wind	23	IESO	2032	Trillium (2033)
Tuscola Bay	December 2012	Wind	120	DTE Electric Company	2032	Canyon Wind (2030)
Summerhaven	August 2013	Wind	124	IESO	2033	Trillium (2033)
Genesis	November 2013 (125 MW)/ March 2014 (125 MW)	Solar	250	Pacific Gas & Electric Co. (PG&E)	2039	Genesis (2038)
Bluewater	July 2014	Wind	60	IESO	2034	Bluewater (2032)
Total			989